Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST II
Goldman Sachs Strategic Multi-Asset Class Funds
Goldman Sachs Multi‑Manager Non‑Core Fixed Income Fund
(the “Fund”)
Supplement dated September 23, 2025, to the
Prospectus dated February 28, 2025, as supplemented to date
The Board of Trustees of the Goldman Sachs Trust II recently approved changes to the Fund’s performance benchmark, the Multi-Manager Non‑Core Fixed Income Composite Dynamic Index (the “Composite Performance Benchmark”), which is a custom benchmark comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the J.P. Morgan Government Bond Index—Emerging Markets (GBI‑EMSM) Global Diversified Index (Gross, USD, Unhedged), the S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)) and the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged), as periodically weighted in accordance with the relative market capitalizations of each constituent index. Effective September 30, 2025 (the “Effective Date”), the Composite Performance Benchmark will change to 70% Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged) and 30% S&P UBS Leveraged Loan Index (Gross, USD, Hedged).
The new Composite Performance Benchmark is intended to better align with the Fund’s investment objective to seek to generate total returns by investing in higher-yielding credit investments. In connection with these changes, the assets of the Fund will be reallocated among the Fund’s underlying investment managers (the “Underlying Managers”) and the strategies of certain Underlying Managers will change to better align with the new composition of the Composite Performance Benchmark and new allocation targets that will increase the Fund’s exposure to higher-yielding securities and decrease the Fund’s exposure to emerging markets debt.
Accordingly, effective on the Effective Date, the Fund’s Prospectus is revised as follows:
The following replaces in its entirety the first paragraph under the “Goldman Sachs Multi-Manager Non‑Core Fixed Income Fund––Summary––Performance” section of the Fund’s Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compares to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index) (the “Regulatory Benchmark”) and the Multi-Manager Non‑Core Fixed Income Composite Dynamic Index (the “Performance Benchmark”), which is comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged) (70%) and the S&P UBS Leveraged Loan Index (Gross, USD, Hedged) (30%). Prior to September 30, 2025, the constituent indices of the Performance Benchmark were the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the J.P. Morgan Government Bond Index—Emerging Markets (GBI‑EMSM) Global Diversified Index (Gross, USD, Unhedged), the S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)) and the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged), as weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year. The Investment Adviser believes that the new composition of the Performance Benchmark is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy. The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 30 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling the phone number on the back cover of the Prospectus.
The following replaces the table and footnotes under the “Goldman Sachs Multi-Manager Non‑Core Fixed Income Fund––Summary––Average Annual Total Return” section of the Fund’s Prospectus:

For the period ended December 31, 2024	1 Year	5 Years	Since Inception	Inception Date
Class R6 Shares				3/31/2015
Returns Before Taxes	4.57%	2.08%	2.82%
Returns After Taxes on Distributions	1.42%	-0.18%	0.65%
Returns After Taxes on Distributions and Sale of Fund Shares	2.67%	0.61%	1.18%
Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)	9.00%	4.01%	5.01%
S&P UBS Leveraged Loan Index (Gross, USD, Hedged)	9.20%	5.75%	5.52%
Multi-Manager Non‑Core Fixed Income Composite Dynamic Index (New Composition)*	9.01%	4.54%	5.03%
Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged)	7.21%	3.23%	4.45%
S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged))	9.03%	5.72%	5.04%
J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged)	6.52%	0.12%	3.00%
J.P. Morgan GBI‑EMSM Global Diversified Index (Gross, USD, Unhedged)	-2.38%	-1.86%	0.86%
Multi-Manager Non‑Core Fixed Income Composite Dynamic Index (Prior Composition)**	4.73%	2.12%	3.52%
Bloomberg Global Aggregate Index	1.25%	-0.33%	1.21%
*	Reflects the composition of the Multi-Manager Non‑Core Fixed Income Composite Dynamic Index as of September 30, 2025.
**	Reflects the composition of the Multi-Manager Non‑Core Fixed Income Composite Dynamic Index prior to September 30, 2025.
Benchmark returns do not reflect any deductions for fees or expenses.

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GOLDMAN SACHS TRUST II
Goldman Sachs Strategic Multi-Asset Class Funds
Goldman Sachs Multi‑Manager Non‑Core Fixed Income Fund
(the “Fund”)
Supplement dated September 23, 2025, to the
Prospectus dated February 28, 2025, as supplemented to date
The Board of Trustees of the Goldman Sachs Trust II recently approved changes to the Fund’s performance benchmark, the Multi-Manager Non‑Core Fixed Income Composite Dynamic Index (the “Composite Performance Benchmark”), which is a custom benchmark comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the J.P. Morgan Government Bond Index—Emerging Markets (GBI‑EMSM) Global Diversified Index (Gross, USD, Unhedged), the S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)) and the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged), as periodically weighted in accordance with the relative market capitalizations of each constituent index. Effective September 30, 2025 (the “Effective Date”), the Composite Performance Benchmark will change to 70% Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged) and 30% S&P UBS Leveraged Loan Index (Gross, USD, Hedged).
The new Composite Performance Benchmark is intended to better align with the Fund’s investment objective to seek to generate total returns by investing in higher-yielding credit investments. In connection with these changes, the assets of the Fund will be reallocated among the Fund’s underlying investment managers (the “Underlying Managers”) and the strategies of certain Underlying Managers will change to better align with the new composition of the Composite Performance Benchmark and new allocation targets that will increase the Fund’s exposure to higher-yielding securities and decrease the Fund’s exposure to emerging markets debt.
Accordingly, effective on the Effective Date, the Fund’s Prospectus is revised as follows:
The following replaces in its entirety the first paragraph under the “Goldman Sachs Multi-Manager Non‑Core Fixed Income Fund––Summary––Performance” section of the Fund’s Prospectus:
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compares to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index) (the “Regulatory Benchmark”) and the Multi-Manager Non‑Core Fixed Income Composite Dynamic Index (the “Performance Benchmark”), which is comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged) (70%) and the S&P UBS Leveraged Loan Index (Gross, USD, Hedged) (30%). Prior to September 30, 2025, the constituent indices of the Performance Benchmark were the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the J.P. Morgan Government Bond Index—Emerging Markets (GBI‑EMSM) Global Diversified Index (Gross, USD, Unhedged), the S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)) and the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged), as weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year. The Investment Adviser believes that the new composition of the Performance Benchmark is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy. The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 30 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling the phone number on the back cover of the Prospectus.
The following replaces the table and footnotes under the “Goldman Sachs Multi-Manager Non‑Core Fixed Income Fund––Summary––Average Annual Total Return” section of the Fund’s Prospectus:

For the period ended December 31, 2024	1 Year	5 Years	Since Inception	Inception Date
Class R6 Shares				3/31/2015
Returns Before Taxes	4.57%	2.08%	2.82%
Returns After Taxes on Distributions	1.42%	-0.18%	0.65%
Returns After Taxes on Distributions and Sale of Fund Shares	2.67%	0.61%	1.18%
Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)	9.00%	4.01%	5.01%
S&P UBS Leveraged Loan Index (Gross, USD, Hedged)	9.20%	5.75%	5.52%
Multi-Manager Non‑Core Fixed Income Composite Dynamic Index (New Composition)*	9.01%	4.54%	5.03%
Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged)	7.21%	3.23%	4.45%
S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged))	9.03%	5.72%	5.04%
J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged)	6.52%	0.12%	3.00%
J.P. Morgan GBI‑EMSM Global Diversified Index (Gross, USD, Unhedged)	-2.38%	-1.86%	0.86%
Multi-Manager Non‑Core Fixed Income Composite Dynamic Index (Prior Composition)**	4.73%	2.12%	3.52%
Bloomberg Global Aggregate Index	1.25%	-0.33%	1.21%
*	Reflects the composition of the Multi-Manager Non‑Core Fixed Income Composite Dynamic Index as of September 30, 2025.
**	Reflects the composition of the Multi-Manager Non‑Core Fixed Income Composite Dynamic Index prior to September 30, 2025.
Benchmark returns do not reflect any deductions for fees or expenses.